CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts (in dollars)
Allowance for doubtful accounts, related parties (in dollars)	1,338	1,334
Provision for impairment allowance (in dollars)	$ 1,560	$ 714
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	161,989,097	161,989,097
Ordinary shares, shares outstanding	161,989,097	161,989,097